United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Six months ended 5/31/08

Item 1.                      Reports to Stockholders
Emerging Markets Fixed Income Core Fund

A Portfolio of Federated Core Trust II, L.P.
SEMI-ANNUAL SHAREHOLDER REPORT
May 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$22.07	$20.69	$18.08	$15.91	$14.39	$10.98
Income From Investment Operations:
Net investment income	0.81 [1]	1.47 [1]	1.34 [1]	1.29 [1]	0.91	0.85
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.81)	(0.09)	1.27	0.88	0.61	2.56
TOTAL FROM INVESTMENT OPERATIONS	0.00	1.38	2.61	2.17	1.52	3.41
Net Asset Value, End of Period	$22.07	$22.07	$20.69	$18.08	$15.91	$14.39
Total Return[2]	0.00%	6.67%	14.44%	13.64%	10.56%	31.06%

Ratios to Average Net Assets:
Net expenses	0.05%[3]	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	7.28%[3]	6.82%	6.94%	7.54%	7.80%	8.85%
Expense waiver/reimbursement[4]	0.12%[3]	0.10%	0.09%	0.08%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$394,735	$417,205	$422,057	$350,521	$146,778	$131,056
Portfolio turnover	35%	65%	75%	23%	54%	97%
1Per share numbers have been calculated using the average shares method.

2Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3Computed on an annualized basis.

4This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period[1]
Actual	$1,000	$1,000.00	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.75	$0.25

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At May 31, 2008, the Fund’s issuer country exposure composition1 was as follows:

Country	Exposure as a Percentage of Total Net Assets[2]
Mexico	18.1%
Brazil	15.7%
Russia	15.4%
Venezuela	12.0%
Turkey	7.9%
Philippines	5.7%
Columbia	4.6%
Peru	2.0%
Ecuador	1.9%
Argentina	1.7%
Uruguay	1.6%
India	1.2%
Kazakhstan	1.1%
China	1.0%
El Salvador	0.9%
Indonesia	0.9%
Guatemala	0.5%
Ukraine	0.2%
Derivative Contracts[3]	(0.2)%
Cash Equivalents[4]	4.0%
Other Assets and Liabilities – Net[5]	3.8%
TOTAL	100.0%
1Unless otherwise noted below, this table does not give effect to the impact of derivative contract instruments owned by the fund. More complete information regarding the fund’s investment in derivative contracts can be found in the table at the end of the Portfolio of Investments included in this Report.

2This column depicts the Fund’s exposure to various countries through its investment in foreign fixed-income securities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund’s adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer’s office, the jurisdiction of the Issuer’s incorporation, the location of the principal trading market for the Issuer’s securities or the country from which a majority of the Issuer’s revenue is derived.

3Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

4Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund’s foreign cash position.

5Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2008 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—0.1%
		Telecommunications & Cellular—0.1%
8,000	[1]	Satelites Mexicanos SA de CV, Class INS (IDENTIFIED COST $4,960,000)	$520,000
		CORPORATE BONDS—20.1%
		Banking—3.9%
$4,100,000	[2,3]	Banco Credito del Peru, Sub. Note, 6.95%, 11/7/2021	4,240,128
4,700,000	[2,3]	ICICI Bank Ltd., Note, Series 144A, 6.625%, 10/3/2012	4,715,524
1,200,000	[2,3]	Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015	1,014,000
2,500,000	[2,3]	Turanalem Finance BV, Bank Guarantee, 8.50%, 2/10/2015	2,212,500
3,500,000	[2,3]	VTB Capital SA, Bond, 6.25%, 6/30/2035	3,372,600
		TOTAL	15,554,752
		Broadcast Radio & TV—1.1%
3,800,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	4,382,350
		Cable & Wireless Television—0.6%
3,952,909		Satelites Mexicanos SA, Sr. Note, 10.125%, 11/30/2013	2,529,862
		Container & Glass Products—1.8%
5,400,000		Vitro SA, Note, 11.75%, 11/1/2013	5,427,000
2,000,000		Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	1,700,000
		TOTAL	7,127,000
		Metals & Mining—1.0%
3,850,000		Vale Overseas Ltd., 6.875%, 11/21/2036	3,787,053
		Oil & Gas—7.2%
10,850,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	12,677,140
4,960,000	[2,3]	Gazprom, Note, Series 144A, 9.625%, 3/1/2013	5,665,560
7,109,499	[2,3]	Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017	7,358,332
1,318,664	[2,3]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	1,275,807
2,000,000	[2,3]	Transportadora de Gas de Sur SA., Series 144A, 7.875%, 5/14/2017	1,565,000
		TOTAL	28,541,839
		Sovereign—0.8%
3,050,000		United Mexican States, Series A, MTN, 6.75%, 9/27/2034	3,297,050
		State/Provincial—0.3%
2,000,000,000	[2,3]	Bogota Distrito Capital, Sr. Note, Series 144A, 9.75%, 7/26/2028	981,389
		Steel—1.7%
2,400,000	[2,3]	CSN Islands IX Corp., Sr. Note, Series 144A, 10.50%, 1/15/2015	2,898,000
3,200,000	[2,3]	CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013	3,752,000
		TOTAL	6,650,000
		Telecommunications & Cellular—1.3%
9,500,000		America Movil SAB de C.V., Bond, 9.00%, 1/15/2016	923,790
791,000		Axtel SA, 11.00%, 12/15/2013	858,235
3,000,000	[2,3]	Mobile Telesystems, Series 144A, 8.375%, 10/14/2010	3,131,100
		TOTAL	4,913,125
		Utilities—0.4%
1,500,000	[2,3]	ISA Capital DO Brasil SA, Series 144A, 8.80%, 1/30/2017	1,608,750
		TOTAL CORPORATE BONDS (IDENTIFIED COST $80,258,355)	79,373,170
		FLOATING RATE LOANS—1.8%[4]
2,100,000		Carolbrl, 6.431%, 9/30/2010	2,089,500
1,500,000	[2,3]	National Development Inc., Series 144A, 6.369%, 6/16/2018	1,515,870
3,500,000		National Factoring Co., 4.625%, 1/3/2009	3,469,375
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $7,084,443)	7,074,745
		GOVERNMENTS/AGENCIES—70.4%
		Sovereign—70.4%
2,000,000		Argentina, Government of, Note, 1.32%, 12/15/2035	219,500
5,870,584		Argentina, Government of, Note, 8.28%, 12/31/2033	4,746,367
13,000		Brazil Nota Do Tesouro Nacional, Note, 10.00%, 1/1/2012	7,488,943
4,015,000		Brazil, Government of, 6.00%, 1/17/2017	4,122,602
7,510,000		Brazil, Government of, Bond, 8.25%, 1/20/2034	9,262,834
6,500,000		Brazil, Government of, Note, 8.00%, 1/15/2018	7,293,000
39,500	[5]	Brazil, Letra Tesouro Nacional, 14.27%, 1/01/2010	19,641,275
3,500,000		Colombia, Government of, 7.375%, 9/18/2037	3,880,625
6,800,000,000		Colombia, Government of, 9.85%, 6/28/2027	3,561,840
8,600,000		Colombia, Government of, Note, 7.375%, 1/27/2017	9,647,480
3,250,000		El Salvador, Government of, Bond, 8.25%, 4/10/2032	3,656,250
1,750,000	[2,3]	Guatemala, Government of, Note, 9.25%, 8/1/2013	2,021,250
3,200,000	[2,3]	Indonesia, Government of, 8.50%, 10/12/2035	3,416,000
3,495,000		Peru, Government of, 6.55%, 3/14/2037	3,629,557
7,380,000		Philippines, Government of, 9.00%, 2/15/2013	8,625,375
4,600,000		Philippines, Government of, 9.375%, 1/18/2017	5,732,750
3,250,000		Philippines, Government of, 9.875%, 1/15/2019	4,180,312
3,000,000		Philippines, Government of, Bond, 9.50%, 10/21/2024	3,825,000
7,250,000		Republic of Ecuador, 10.00%, 8/15/2030	7,322,500
2,198,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	2,360,103
29,796,250	[2,3]	Russia, Government of, Unsub., 7.50%, 3/31/2030	33,838,111
7,510,000		Turkey, Government of, 10.00%, 2/15/2012	6,861,163
4,300,000		Turkey, Government of, 6.75%, 4/3/2018	4,235,500
8,320,000		Turkey, Government of, 6.875%, 3/17/2036	7,571,200
6,650,000		Turkey, Government of, 7.00%, 9/26/2016	6,832,875
5,650,000		Turkey, Government of, Note, 7.375%, 2/5/2025	5,692,375
600,000		Ukraine, Government of, Bond, 7.65%, 6/11/2013	625,290
10,700,000		United Mexican States, Note, 4.625%, 10/8/2008	10,766,875
33,000,000		United Mexican States, Note, 5.625%, 1/15/2017	33,752,400
8,000,000		United Mexican States, Note, 6.05%, 1/11/2040	7,810,000
3,600,000		Uruguay, Government of, Note, 8.00%, 11/18/2022	4,023,000
14,450,000		Venezuela, Government of, 10.75%, 9/19/2013	15,317,000
18,500,000		Venezuela, Government of, 9.375%, 1/13/2034	16,465,000
11,750,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	9,342,425
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $275,690,926)	277,766,777
		MUTUAL FUND—4.0%
15,694,723	[6,7]	Prime Value Obligations Fund, Institutional Shares, 2.70% (AT NET ASSET VALUE)	15,694,723
		TOTAL INVESTMENTS —- 96.4% (IDENTIFIED COST $383,688,447)[8]	380,429,415
		OTHER ASSETS AND LIABILITIES – NET—3.6%[9]	14,305,925
		TOTAL NET ASSETS —- 100%	$394,735,340

At May 31, 2008, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/3/2008	55,710,194 Brazilian Real	$33,763,754	$34,251,580	$487,826
6/3/2008	5,895,194 Brazilian Real	$3,491,379	$3,620,789	$129,410
4/29/2009	25,519,841 Chinese Yuan	$3,968,254	$3,892,396	$(75,858)
8/12/2008	5,300,000 Euro Dollars	$8,151,029	$8,215,435	$64,406
Contracts Sold:
6/3/2008	61,605,388 Brazilian Real	$35,980,252	$37,837,623	$(1,857,371)
7/2/2008	55,710,194 Brazilian Real	$33,513,923	$33,966,524	$(452,601)
8/12/2008	5,300,000 Euro Dollars	$8,123,575	$8,215,435	$(91,860)
7/8/2008	1,544,697,600 Hungarian Forint	$9,356,133	$9,929,419	$(573,286)
7/24/2008	8,163,400 New Turkish Lira	$6,099,828	$6,554,358	$(454,530)
7/24/2008	11,576,030 New Turkish Lira	$8,668,586	$9,294,343	$(625,757)
7/24/2008	56,973,091 South African Rand	$7,272,727	$7,375,463	$(102,736)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(3,552,357)
At May 31, 2008, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Value
Citibank N.A.	Government of Brazil	Buy	1.52%	2/20/2013	$7,000,000	$(226,056)
Merrill Lynch Capital Services, Inc.	Government of Turkey	Buy	2.35%	2/20/2013	$7,170,000	$(62,268)
Goldman Sachs Capital Markets	Government of Turkey	Buy	2.38%	2/20/2013	$7,170,000	$(71,974)
J.P. Morgan Chase Bank, N.A.	Government of Turkey	Buy	2.98%	4/20/2013	$7,170,000	$(215,049)
TOTAL VALUE OF CREDIT DEFAULT SWAPS					$(575,347)
At May 31, 2008, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1]Germany Fed Rep Bonds 10-Year Long Futures	55	$6,155,600	June 2008	$(159,672)
1U.S. Treasury Notes 10-Year Long Futures	190	$21,357,188	September 2008	$(175,835)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(335,507)

Net Unrealized Depreciation on Foreign Exchange Contracts, Futures Contracts and Value of Swap Contracts is included in “Other Assets and Liabilities – Net.”

1Non-income producing security.

2Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2008, these restricted securities amounted to $97,259,061, which represented 24.6% of total net assets.

3Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Directors (the “Directors”). At May 31, 2008, these liquid restricted securities amounted to $97,259,061, which represented 24.6% of total net assets.

4The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus premium.

5Zero coupon bond, reflects effective rate at time of purchase.

6Affiliated company.

77-Day net yield.

8The cost of investments for federal tax purposes amounts to $383,880,492.

9Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$15,694,723	$(3,887,864)
Level 2 – Other Significant Observable Inputs	364,734,692	(575,347)
Level 3 – Significant Unobservable Inputs	—	—
TOTAL	$380,429,415	$(4,463,211)
* Other financial instruments include foreign exchange contracts, futures contracts and swap contracts

The following acronyms are used throughout this portfolio:

INS	—Insured
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Total investments in securities, at value (including $15,694,723 of investments in an affiliated issuer (Note 5) (identified cost $383,688,447)		$380,429,415
Restricted cash		453,500
Cash denominated in foreign currencies (identified cost $61,010)		60,228
Income receivable		6,419,531
Receivable for investments sold		32,614,522
Receivable for shares sold		2,007
Receivable for foreign exchange contracts		681,642
Receivable for daily variation margin		75,104
TOTAL ASSETS		420,735,949
Liabilities:
Payable for investments purchased	$21,140,712
Payable for foreign exchange contracts	4,233,999
Swaps, at value	575,347
Accrued expenses	50,551
TOTAL LIABILITIES		26,000,609
Net assets for 17,885,035 shares outstanding		$394,735,340
Net Assets Consist of:
Paid-in capital		$239,623,662
Net unrealized depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		(7,289,174)
Accumulated net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		48,527,786
Undistributed net investment income		113,873,066
TOTAL NET ASSETS		$394,735,340
Net Asset Value, Offering Price and Redemption Proceeds Per Share
$394,735,340 ÷ 17,885,035 shares outstanding		$22.07
See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2008 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$$	826,997
Interest (net of foreign taxes withheld of $14,886)				14,608,891
TOTAL INCOME				15,435,888
Expenses:
Administrative personnel and services fee (Note 5)		$164,688
Custodian fees		103,056
Transfer and dividend disbursing agent fees and expenses		7,321
Directors’/Trustees’ fees		3,944
Auditing fees		12,201
Legal fees		8,649
Portfolio accounting fees		39,025
Insurance premiums		3,327
Taxes		12,550
Miscellaneous		2,708
TOTAL EXPENSES		357,469
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(164,688)
Reimbursement of other operating expenses	(77,274)
TOTAL WAIVER AND REIMBURSEMENT		(241,962)
Net expenses				115,507
Net investment income				15,320,381
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions				(212,987)
Net realized gain on futures contracts				715,700
Net realized gain on swap contracts				450,341
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency				(15,663,159)
Net change in unrealized depreciation on futures contracts				(335,507)
Net change in unrealized depreciation on swap contracts				(366,998)
Net realized and unrealized loss on investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency				(15,412,610)
Change in net assets resulting from operations				$(92,229)
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2008	Year Ended 11/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,320,381	$28,635,082
Net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	953,054	13,459,144
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(16,365,664)	(15,215,815)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(92,229)	26,878,411
Share Transactions:
Contributions	21,228,507	105,520,000
Withdrawals	(43,606,000)	(137,250,761)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,377,493)	(31,730,761)
Change in net assets	(22,469,722)	(4,852,350)
Net Assets:
Beginning of period	417,205,062	422,057,412
End of period (including undistributed net investment income of $113,873,066 and $98,552,685 respectively)	$394,735,340	$417,205,062
See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008 (unaudited)

1. ORGANIZATION
Emerging Markets Fixed Income Core Fund (the “Fund”) is a non-diversified portfolio of Federated Core Trust II, L.P. (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of two portfolios. The financial statements included herein are only those of the Fund. The Fund’s primary investment objective is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income. The Fund pursues these objectives by investing primarily in emerging market fixed-income securities.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund’s income, gains, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund). The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on December 1, 2007. As of and during the six months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency swaps and other swap agreements. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain on swap contracts in the Statement of Operations. For the six months ended May 31, 2008, the Fund had net realized gains on swap contracts of $450,341.

Swap contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2008, the Fund had net realized gains on futures contracts of $715,700.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CONTRIBUTIONS/WITHDRAWALS

Transactions in shares were as follows:

	Six Months Ended 5/31/2008	Year Ended 11/30/2007
Proceeds from contributions	957,275	4,912,171
Fair value of withdrawals	(1,977,452)	(6,401,315)
TOTAL CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS	(1,020,177)	(1,489,144)

4. FEDERAL TAX INFORMATION

At May 31, 2008, the cost of investments for federal tax purposes was $383,880,492. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates, futures contracts and swap contracts was $3,451,077. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,181,637 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,632,714.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Counseling, is the Fund’s investment adviser (the “Adviser”), subject to the oversight of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended May 31, 2008, the Adviser voluntarily reimbursed $77,274 of other operating expenses.

Administrative Fee

Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of the Trust as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Trust
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, FASI voluntarily waived its entire fee.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended May 31, 2008, were as follows:

Affiliate	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	45,699,584	116,055,597	146,060,458	15,694,723	$15,694,723	$826,997

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations and in-kind contributions, for the six months ended May 31, 2008, were as follows:

Purchases	$131,370,104
Sales	$128,302,254

7. CONCENTRATION OF RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance. The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. INTERFUND LENDING
Pursuant to and Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract – May 2008

EMERGING MARKETS FIXED INCOME CORE FUND (THE “FUND”)
The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance, and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund’s Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Cusip 31409R102

31868 (7/08)

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust II, L.P.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008